Critical accounting estimates and judgment in applying accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Sensitivity Analysis of DPAC And VOBA Balances to Changes in Expected Long Term Equity Growth Rate Explanatory
Sensitivity analysis of DPAC and VOBA balances to changes in in expected long-term equity growth rate

	2021	2020
Estimated approximate effect	DPAC /VOBA	DPAC /VOBA
1% decrease in the expectected long-term equity growth rate	(95)	(108)

Sensitivity Analysis of Net Result to Changes in Various Underwriting Risks Explanatory
Sensitivity analysis of net result to changes in various underwriting risks

	2021	2020
Estimated approximate effect	Net Result	Net Result
10% increase to mortality assumption	(128)	(124)

20% increase in the lapse rate assumption	71	89

Sensitivity Analysis of GPV to Changes in Various Underwriting Risks Explanatory
Sensitivity analysis of GPV to changes in various underwriting risks

	2021	2020
Estimated approximate effect	GPV	GPV
5% increase in the utilization rates	195	186

5% decrease in the utilization rates	(201)	(193)

10% increase expected mortality	122	113

10% decrease expected mortality	(114)	(105)

Sensitivity Analysis of LAT Deficit to Changes in Various Underwriting Risks Explanatory
Sensitivity analysis of LAT deficit to changes in various underwriting risks

	2021	2020
Estimated approximate effect in EUR billion	LAT deficit	LAT deficit
100 bps increase in interest rate	(3.3)	(3.9)

100 bps decrease in interest rate	4.3	5.2

50 bps increase in bond credit spread	0.3	0.2

50 bps decrease in bond credit spread	(0.3)	(0.3)

50 bps increase in mortgage spread	0.5	0.6

50 bps decrease in mortgage spread	(0.6)	(0.6)

5 bps increase in liquidity premium	(0.2)	(0.2)

5 bps decrease in liquidity premium	0.2	0.2